UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2024

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

Strategas Macro Momentum ETF

Ticker: SAMM

Principal Listing Exchange: NYSEArca

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Strategas Macro Momentum ETF (the "Fund") for the period from April 3, 2024 to June 30, 2024. You can find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, and holdings, at https://strategasetfs.com/samm. You can also request this information by contacting us at (855) 273-7227.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategas Macro Momentum ETF	$16	0.65%

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$9,456,175	36	$0	36%

What did the Fund invest in?

Sector WeightingsFootnote Reference* as of June 30, 2024

Value	Value
Registered Investment Company	2.1%
Consumer Staples	2.5%
Utilities	2.9%
Materials	4.7%
Consumer Discretionary	9.6%
Communication Services	9.7%
Health Care	10.1%
Financials	11.3%
Energy	12.6%
Industrials	14.0%
Information Technology	17.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings as of June 30, 2024

Holding Name	Percentage of Total Net Assets
Intuitive Surgical	4.1%
Trade Desk, Class A	3.9%
Goldman Sachs Group	3.8%
Vertex Pharmaceuticals	3.8%
KLA	3.7%
Alphabet, Class A	3.5%
Antero Resources	3.4%
Carrier Global	3.2%
Applied Materials	3.1%
Cameco	3.0%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, and holdings, visit or call:

  (855) 273-7227

  https://strategasetfs.com/samm

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

STR-SA-TSR-2024-2

The Advisors' Inner Circle Fund III

Strategas Macro Thematic Opportunities ETF

Ticker: SAMT

Principal Listing Exchange: NYSEArca

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Strategas Macro Thematic Opportunities ETF (the "Fund") for the period from January 1, 2024 to June 30, 2024. You can find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, and holdings, at https://strategasetfs.com/samt. You can also request this information by contacting us at (855) 273-7227.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategas Macro Thematic Opportunities ETF	$35	0.65%

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$68,867,803	33	$214,097	45%

What did the Fund invest in?

Sector WeightingsFootnote Reference* as of June 30, 2024

Value	Value
Registered Investment Company	3.2%
Consumer Discretionary	3.6%
Financials	4.8%
Utilities	4.8%
Communication Services	6.4%
Consumer Staples	12.0%
Health Care	13.2%
Energy	13.7%
Information Technology	17.5%
Industrials	18.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings as of June 30, 2024

Holding Name	Percentage of Total Net Assets
Costco Wholesale	4.7%
Eli Lilly	4.2%
NVIDIA	4.0%
Meta Platforms, Class A	3.8%
Microsoft	3.7%
Cencora	3.6%
Broadcom	3.6%
Murphy USA	3.5%
General Dynamics	3.4%
Applied Materials	3.4%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, and holdings, visit or call:

  (855) 273-7227

  https://strategasetfs.com/samt

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

STR-SA-TSR-2024-3

The Advisors' Inner Circle Fund III

Strategas Global Policy Opportunities ETF

Ticker: SAGP

Principal Listing Exchange: NYSEArca

Semi-Annual Shareholder Report - June 30, 2024

This semi-annual shareholder report contains important information about Strategas Global Policy Opportunities ETF (the "Fund") for the period from January 1, 2024 to June 30, 2024. You can find additional information about the Fund, including but not limited to the Fund's prospectus, financial information, and holdings, at https://strategasetfs.com/sagp. You can also request this information by contacting us at (855) 273-7227.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategas Global Policy Opportunities ETF	$33	0.65%

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$34,539,059	101	$115,644	31%

What did the Fund invest in?

Country WeightingsFootnote Reference* as of June 30, 2024

Value	Value
Other Countries	3.2%
Israel	1.7%
Norway	1.7%
Ireland	1.7%
Sweden	1.7%
South Korea	1.7%
Japan	3.2%
Canada	3.4%
Germany	3.4%
Denmark	5.0%
Switzerland	5.2%
United Kingdom	10.0%
United States	56.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings as of June 30, 2024

Holding Name	Percentage of Total Net Assets
Fair Isaac	2.1%
Gilead Sciences	2.0%
Axon Enterprise	2.0%
Labcorp Holdings	1.9%
Illumina	1.9%
Chipotle Mexican Grill, Class A	1.9%
Covestro	1.9%
Leidos Holdings	1.9%
A O Smith	1.9%
Eastman Chemical	1.9%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, and holdings, visit or call:

  (855) 273-7227

  https://strategasetfs.com/sagp

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

STR-SA-TSR-2024-1

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION // JUNE 2024

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET

MANAGEMENT

JUNE 30, 2024

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	12
Statements of Operations	14
Statements of Changes in Net Assets	16
Financial Highlights	19
Notes to Financial Statements	22
Approval of the Investment Advisory Agreement (Form N-CSRS Item 11)	43

The Funds file their complete schedules of investments for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Funds' Form N-PORT reports are available on the Funds' website at https://www.strategasetfs.com/.

Strategas Asset Management, LLCA proxy voting policies and procedures are attached to the Fund's Statement of Additional Information (the “SAI”). The SAI, as well as information relating to how the Fund voted proxies relating to the Fund's securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling (855) 273-7227; and on the Funds' website at https://www.strategasetfs.com/.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO

MOMENTUM ETF

JUNE 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.7%
	Shares	Value
COMMUNICATION SERVICES — 9.7%
Alphabet, Cl A	1,799	$327,688
Tencent Holdings ADR	4,703	222,734
Trade Desk, Cl A *	3,763	367,532
		917,954

CONSUMER DISCRETIONARY — 9.6%
Alibaba Group Holding ADR	3,566	256,752
General Motors	5,311	246,749
Green Brick Partners *	3,230	184,885
JD.com ADR	8,463	218,684
		907,070

CONSUMER STAPLES — 2.5%
Church & Dwight	2,251	233,384

ENERGY — 12.6%
Antero Resources *	9,804	319,905
Cameco	5,822	286,442
Canadian Natural Resources	4,864	173,158
CNX Resources *	8,968	217,922
Shell PLC ADR	2,736	197,485
		1,194,912

FINANCIALS — 11.3%
Banco Santander ADR	45,664	211,424
Goldman Sachs Group	803	363,213
Morgan Stanley	2,799	272,035
PNC Financial Services Group	1,445	224,669
		1,071,341

HEALTH CARE — 10.1%
Intuitive Surgical *	862	383,461
Merck	1,684	208,479
Vertex Pharmaceuticals *	767	359,508
		951,448

INDUSTRIALS — 14.0%
3M	2,252	230,132
Beacon Roofing Supply *	1,900	171,950
Carrier Global	4,855	306,253

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO

MOMENTUM ETF

JUNE 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Cummins	634	$175,574
Dycom Industries *	1,566	264,278
Tetra Tech	871	178,102
		1,326,289

INFORMATION TECHNOLOGY — 17.3%
Appfolio, Cl A *	1,115	272,696
Applied Materials	1,250	294,987
KLA	422	347,943
Oracle	1,520	214,624
Taiwan Semiconductor Manufacturing ADR	1,470	255,501
TD SYNNEX	2,160	249,264
		1,635,015

MATERIALS — 4.7%
Freeport-McMoRan	4,857	236,050
Southern Copper	1,951	210,192
		446,242

UTILITIES — 2.9%
Dominion Energy	5,519	270,431

TOTAL COMMON STOCK
(Cost $8,774,238)		8,954,086

REGISTERED INVESTMENT COMPANY — 2.1%

Sprott Physical Gold Trust
(Cost $205,082)	11,074	199,997
TOTAL INVESTMENTS— 96.8%
(Cost $8,979,320)		$9,154,083

Percentages are based on Net Assets of $9,456,175.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO

MOMENTUM ETF

JUNE 30, 2024 (Unaudited)

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

As of June 30, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC

OPPORTUNITIES ETF

JUNE 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.2%
	Shares	Value
COMMUNICATION SERVICES — 6.4%
Alphabet, Cl A	9,920	$1,806,928
Meta Platforms, Cl A	5,160	2,601,775
		4,408,703

CONSUMER DISCRETIONARY — 3.6%
Murphy USA	5,200	2,441,192

CONSUMER STAPLES — 12.0%
Costco Wholesale	3,774	3,207,863
Kroger	29,805	1,488,164
Procter & Gamble	10,435	1,720,940
Walmart	27,598	1,868,660
		8,285,627

ENERGY — 13.7%
Cameco	43,003	2,115,748
Centrus Energy, Cl A *	33,720	1,441,530
Exxon Mobil	19,137	2,203,052
Liberty Energy, Cl A	76,880	1,606,023
Occidental Petroleum	33,014	2,080,872
		9,447,225

FINANCIALS — 4.8%
BlackRock, Cl A	1,976	1,555,745
Marsh & McLennan	8,231	1,734,436
		3,290,181

HEALTH CARE — 13.2%
Cencora	11,109	2,502,858
Eli Lilly	3,185	2,883,636
Intuitive Surgical *	4,231	1,882,160
Novo Nordisk ADR	12,953	1,848,911
		9,117,565

INDUSTRIALS — 18.2%
FTI Consulting *	7,991	1,722,300
General Dynamics	8,125	2,357,387
L3Harris Technologies	8,432	1,893,658
Northrop Grumman	4,045	1,763,418
Quanta Services	6,300	1,600,767

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC

OPPORTUNITIES ETF

JUNE 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Rocket Lab USA *	313,152	$1,503,130
Waste Management	8,046	1,716,534
		12,557,194

INFORMATION TECHNOLOGY — 17.5%
Applied Materials	9,866	2,328,277
Broadcom	1,530	2,456,461
Microsoft	5,644	2,522,586
NVIDIA	22,170	2,738,882
Palantir Technologies, Cl A *	78,770	1,995,244
		12,041,450

UTILITIES — 4.8%
American Electric Power	19,200	1,684,608
Duke Energy	16,298	1,633,548
		3,318,156

TOTAL COMMON STOCK
(Cost $52,448,816)		64,907,293

REGISTERED INVESTMENT COMPANY — 3.2%

Sprott Physical Gold Trust
(Cost $1,960,438)	120,650	2,178,939
TOTAL INVESTMENTS— 97.4%
(Cost $54,409,254)		$67,086,232

Percentages are based on Net Assets of $68,867,803.

*	Non-income producing security.

Cl — Class

As of June 30, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY

OPPORTUNITIES ETF

JUNE 30, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.2%
	Shares	Value
CANADA — 3.4%
FINANCIALS — 1.7%
Brookfield Asset Management, Cl A	15,003	$571,021

MATERIALS — 1.7%
Ivanhoe Mines, Cl A *	44,909	579,270

		1,150,291

CAYMAN ISLANDS — 1.6%
HEALTH CARE — 1.6%
BeiGene *	51,100	564,185

DENMARK — 5.0%
HEALTH CARE — 3.3%
Genmab *	2,075	520,375
Novo Nordisk, Cl B	4,295	620,714
		1,141,089
MATERIALS — 1.7%
Novonesis (Novozymes), Cl B	9,582	586,774

		1,727,863

GERMANY — 3.4%
HEALTH CARE — 1.5%
Fresenius Medical Care	13,783	528,246

MATERIALS — 1.9%
Covestro (A)	11,061	649,636

		1,177,882

IRELAND — 1.7%
INDUSTRIALS — 1.7%
Experian PLC	12,413	578,378

ISRAEL — 1.7%
HEALTH CARE — 1.7%
Teva Pharmaceutical Industries *	34,597	569,209

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY

OPPORTUNITIES ETF

JUNE 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — 3.2%
HEALTH CARE — 3.2%
Astellas Pharma	57,500	$568,351
Eisai	13,100	536,835

		1,105,186

NETHERLANDS — 1.6%
COMMUNICATION SERVICES — 1.6%
Universal Music Group	18,954	564,324

NORWAY — 1.7%
INDUSTRIALS — 1.7%
Kongsberg Gruppen	7,033	574,662

SOUTH KOREA — 1.7%
MATERIALS — 1.7%
Korea Zinc	1,606	600,865

SWEDEN — 1.7%
INDUSTRIALS — 1.7%
Saab, Cl B	24,465	589,089

SWITZERLAND — 5.2%
HEALTH CARE — 3.5%
Novartis	5,629	602,427
Roche Holding	2,229	618,891
		1,221,318
INFORMATION TECHNOLOGY — 1.7%
Logitech International *	5,992	579,596

		1,800,914

UNITED KINGDOM — 10.0%
CONSUMER DISCRETIONARY — 1.7%
Pearson PLC	48,772	610,852

HEALTH CARE — 1.7%
Smith & Nephew PLC	46,146	572,012

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY

OPPORTUNITIES ETF

JUNE 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — 4.9%
BAE Systems PLC	33,159	$553,293
RELX PLC	13,171	605,871
Smiths Group PLC	26,516	571,494
		1,730,658
MATERIALS — 1.7%
LyondellBasell Industries, Cl A	6,210	594,048

		3,507,570

UNITED STATES — 56.3%
COMMUNICATION SERVICES — 4.1%
Fox	18,571	638,285
Match Group *	20,625	626,587
Shutterstock	1,771	68,538
Yelp, Cl A *	1,904	70,353
		1,403,763
CONSUMER DISCRETIONARY — 8.6%
Adtalem Global Education *	1,046	71,348
Chipotle Mexican Grill, Cl A *	10,450	654,693
Choice Hotels International	606	72,114
Domino's Pizza	1,231	635,602
Etsy *	9,877	582,545
H&R Block	1,331	72,180
Perdoceo Education	3,052	65,374
Polaris	857	67,112
Strategic Education	593	65,621
Stride *	994	70,077
Yum! Brands	4,530	600,044
		2,956,710
CONSUMER STAPLES — 2.3%
Altria Group	13,689	623,534
USANA Health Sciences *	1,396	63,155
Vector Group	6,122	64,709
WK Kellogg	3,623	59,635
		811,033
ENERGY — 0.4%
Bristow Group *	2,040	68,401
CONSOL Energy	689	70,299
		138,700
FINANCIALS — 0.4%
Federated Hermes, Cl B	2,075	68,226

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY

OPPORTUNITIES ETF

JUNE 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Primerica	304	$71,920
		140,146
HEALTH CARE — 14.1%
Addus HomeCare *	600	69,666
Amedisys *	740	67,932
Chemed	124	67,280
DaVita *	4,474	619,962
Dynavax Technologies *	5,646	63,405
Enhabit *	7,578	67,596
Exelixis *	3,137	70,489
Gilead Sciences	9,992	685,551
GRAIL *	1,047	16,090
Harmony Biosciences Holdings *	2,295	69,240
HealthEquity *	818	70,511
Illumina *	6,281	655,611
Labcorp Holdings	3,260	663,443
Lantheus Holdings *	837	67,203
Molina Healthcare *	2,083	619,276
Myriad Genetics *	3,053	74,676
Neurocrine Biosciences *	511	70,349
Pacira BioSciences *	2,235	63,943
Pediatrix Medical Group *	9,303	70,238
Select Medical Holdings	2,001	70,155
Vertex Pharmaceuticals *	1,350	632,772
		4,855,388
INDUSTRIALS — 16.4%
A O Smith	7,890	645,244
AAR *	985	71,609
AeroVironment *	337	61,388
Axon Enterprise *	2,320	682,637
CoreCivic *	4,166	54,075
Fluor *	1,591	69,288
General Dynamics	2,157	625,832
GEO Group *	4,520	64,907
Huntington Ingalls Industries	2,559	630,358
JetBlue Airways *	12,490	76,064
Leidos Holdings	4,436	647,124
Lockheed Martin	1,368	638,993
Northrop Grumman	1,430	623,409
Pitney Bowes	12,771	64,877
Science Applications International	581	68,297

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY

OPPORTUNITIES ETF

JUNE 30, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Textron	7,368	$632,616
		5,656,718
INFORMATION TECHNOLOGY — 5.2%
Dropbox, Cl A *	3,141	70,578
Fair Isaac *	493	733,909
InterDigital	594	69,237
Lattice Semiconductor *	1,107	64,195
LiveRamp Holdings *	2,178	67,387
Rambus *	1,262	74,155
TTM Technologies *	3,686	71,619
VeriSign *	3,586	637,591
		1,788,671
MATERIALS — 4.8%
Arch Resources	414	63,023
Century Aluminum *	4,103	68,725
Eastman Chemical	6,575	644,153
International Paper	14,497	625,546
Koppers Holdings	1,577	58,333
Materion	624	67,473
MP Materials *	4,426	56,343
Sylvamo	985	67,571
		1,651,167

		19,402,296

TOTAL COMMON STOCK
(Cost $32,143,796)		33,912,714

TOTAL INVESTMENTS— 98.2%
(Cost $32,143,796)		$33,912,714

Percentages are based on Net Assets of $34,539,059.

*	Non-income producing security.

Cl — Class
PLC — Public Limited Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY

OPPORTUNITIES ETF

JUNE 30, 2024 (Unaudited)

As of June 30, 2024, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET

MANAGEMENT

JUNE 30, 2024 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

Strategas Macro Momentum ETF
Assets:
Investments at Value (Cost $8,979,320)	$9,154,083
Cash and Cash Equivalents	275,975
Deferred Offering Cost (Note 2)	22,601
Dividend and Interest Receivable	10,176
Receivable due from Advisor	7,108
Prepaid Expenses	5,426
Reclaim Receivable	324
Receivable for Capital Shares Sold	25
Total Assets	9,475,718
Liabilities:
Payable due to Administrator	1,459
Payable for Trustees' Fee	437
Payable for Chief Compliance Officer Fees	253
Payable for Audit Fees	8,327
Payable for Custody Fees	4,125
Payable for Exchange Fees	3,235
Payable for Printing Fees	1,031
Other Accrued Expenses	676
Total Liabilities	19,543
Net Assets	$9,456,175
Net Assets Consist of:
Paid-in Capital	$9,500,387
Total Distributable Loss	(44,212)
Net Assets	$9,456,175
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	380,001
Net Asset Value, Offering and Redemption Price Per Share	$24.88

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET

MANAGEMENT

JUNE 30, 2024 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Strategas Macro Thematic Opportunities ETF	Strategas Global Policy Opportunities ETF
Assets:
Investments at Value (Cost $54,409,254 and $32,143,796)	$67,086,232	$33,912,714
Cash and Cash Equivalents	1,800,688	582,978
Foreign Currency at Value (Cost $— and $3,383)	—	3,385
Dividend and Interest Receivable	7,263	33,500
Reclaim Receivable	930	22,755
Total Assets	68,895,113	34,555,332
Liabilities:
Payable for Management Fees	27,310	16,273
Total Liabilities	27,310	16,273
Net Assets	$68,867,803	$34,539,059
Net Assets Consist of:
Paid-in Capital	$65,455,854	$30,743,257
Total Distributable Earnings	3,411,949	3,795,802
Net Assets	$68,867,803	$34,539,059
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	2,630,000	1,270,000
Net Asset Value, Offering and Redemption Price Per Share	$26.19	$27.20

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET

MANAGEMENT

FOR THE PERIOD ENDED JUNE 30, 2024

(Unaudited)

STATEMENTS OF OPERATIONS

Strategas Macro Momentum ETF(1)
Investment Income:
Dividend Income	$32,142
Interest Income	2,093
Less: Foreign Taxes Withheld	(961)
Total Investment Income	33,274
Expenses:
Management Fees	9,915
Administration Fees	3,448
Chief Compliance Officer Fees	253
Trustees' Fees (Form N-CSRS Item 10)	437
Offering Costs	8,600
Audit Fees	8,327
Custodian Fees	4,125
Registration Fees	3,327
Legal Fees	1,217
Printing Fees	1,031
Pricing Fees	121
Other Fees	779
Total Expenses	41,580
Management Fee Waiver	(9,915)
Reimbursement for Management Fees	(19,915)
Net Expenses	11,750
Net Investment Income	21,524
Net Realized Gain (Loss) on:
Investments	(240,499)
Net Realized (Loss)	(240,499)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	174,763
Net Change in Unrealized Appreciation	174,763
Net Realized and Unrealized Loss	(65,736)
Net Decrease in Net Assets Resulting from Operations	$(44,212)

(1)	Commenced operations on April 3, 2024.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET

MANAGEMENT

FOR THE PERIOD ENDED JUNE 30, 2024

(Unaudited)

STATEMENTS OF OPERATIONS

	Strategas Macro Thematic Opportunities ETF	Strategas Global Policy Opportunities ETF
Investment Income:
Dividend Income	$364,563	$281,334
Interest Income	80,991	12,671
Less: Foreign Taxes Withheld	(2,011)	(17,297)
Total Investment Income	443,543	276,708
Expenses:
Management Fees	214,097	115,644
Total Expenses	214,097	115,644
Net Investment Income	229,446	161,064
Net Realized Gain (Loss) on:
Investments	1,198,961	2,461,143
Foreign Currency Translations	—	(11,803)
Net Realized Gain	1,198,961	2,449,340
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	6,990,393	(1,006,764)
Accrued Foreign Capital Gains Tax on Appreciated Securities	—	12,822
Foreign Currency Translations	—	(839)
Net Change in Unrealized Appreciation (Depreciation)	6,990,393	(994,781)
Net Realized and Unrealized Gain	8,189,354	1,454,559
Net Increase in Net Assets Resulting from Operations	$8,418,800	$1,615,623

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET

MANAGEMENT

STATEMENTS OF CHANGES IN NET ASSETS

Strategas Macro Momentum ETF
Period Ended June 30, 2024(1) (Unaudited)
Operations:
Net Investment Income	$21,524
Net Realized Loss	(240,499)
Net Change in Unrealized Appreciation	174,763
Net Decrease in Net Assets Resulting from Operations	(44,212)
Capital Share Transactions:
Issued	9,744,157
Redeemed	(243,770)
Increase in Net Assets from Capital Share Transactions	9,500,387
Total Increase in Net Assets	9,456,175
Net Assets:
Beginning of Period	—
End of Period	$9,456,175

Share Transactions:
Issued	390,001
Redeemed	(10,000)
Net Increase in Shares Outstanding from Share Transactions	380,001

(1)	Commenced operations on April 3, 2024.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET

MANAGEMENT

STATEMENTS OF CHANGES IN NET ASSETS

	Strategas Macro Thematic Opportunities ETF
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations:
Net Investment Income	$229,446	$890,182
Net Realized Gain (Loss)	1,198,961	(6,622,430)
Net Change in Unrealized Appreciation	6,990,393	6,297,125
Net Increase in Net Assets Resulting from Operations	8,418,800	564,877
Distributions:	—	(961,155)
Capital Share Transactions:
Issued	1,527,096	6,440,298
Redeemed	(5,442,632)	(19,229,088)
Decrease in Net Assets from Capital Share Transactions	(3,915,536)	(12,788,790)
Total Increase (Decrease) in Net Assets	4,503,264	(13,185,068)
Net Assets:
Beginning of Period/Year	64,364,539	77,549,607
End of Period/Year	$68,867,803	$64,364,539

Share Transactions:
Issued	60,000	280,000
Redeemed	(220,000)	(850,000)
Net Decrease in Shares Outstanding from Share Transactions	(160,000)	(570,000)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET

MANAGEMENT

STATEMENTS OF CHANGES IN NET ASSETS

	Strategas Global Policy Opportunities ETF
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Operations:
Net Investment Income	$161,064	$337,981
Net Realized Gain (Loss)	2,449,340	(566,310)
Net Change in Unrealized Appreciation (Depreciation)	(994,781)	3,156,690
Net Increase in Net Assets Resulting from Operations	1,615,623	2,928,361
Distributions:	—	(328,348)
Capital Share Transactions:
Issued	7,249,749	19,179,875
Redeemed	(9,189,954)	(6,920,253)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,940,205)	12,259,622
Total Increase (Decrease) in Net Assets	(324,582)	14,859,635
Net Assets:
Beginning of Period/Year	34,863,641	20,004,006
End of Period/Year	$34,539,059	$34,863,641

Share Transactions:
Issued	270,000	780,000
Redeemed	(340,000)	(290,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(70,000)	490,000

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO

MOMENTUM ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year/Period

	Period Ended June 30, 2024(1) (Unaudited)
Net Asset Value, Beginning of Period	$25.00
Income (Loss) from Investment Operations:
Net Investment Income*	0.07
Net Realized and Unrealized Loss on Investments	(0.19)
Total from Investment Operations	(0.12)
Net Asset Value, End of Period	$24.88
Total Return†	(0.44)
Net Assets End of Period (Thousands)	$9,456
Ratios and Supplemental Data:
Ratio of Expenses to Average Net Assets	0.65	%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	2.31	%††
Ratio of Net Investment Income to Average Net Assets	1.19	%††
Portfolio Turnover	36	%‡

*	Per unit data calculated using average shares method.
†

Total return is for the period indicated and has not been annualized for periods less than a year. Total return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

††	Annualized.
‡	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
(1)	Commenced operations on April 3, 2024.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO THEMATIC

OPPORTUNITIES ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year/Period

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Period Ended December 31, 2022(1)
Net Asset Value, Beginning of Period/Year	$23.07		$23.08	$25.00
Income (Loss) from Investment Operations:
Net Investment Income*	0.09		0.29	0.32
Net Realized and Unrealized Income (Loss) on Investments	3.03		0.04 (2)	(2.07)
Total from Investment Operations	3.12		0.33	(1.75)
Dividends and Distributions:
Net Investment Income	—		(0.34)	(0.17)
Total Dividends and Distributions	—		(0.34)	(0.17)
Net Asset Value, End of Period/Year	$26.19		$23.07	$23.08
Total Return†	13.52%		1.45%	(7.00)%
Net Assets End of Period/Year (Thousands)	$68,868		$64,365	$77,550
Ratios and Supplemental Data:
Ratio of Expenses to Average Net Assets	0.65	%††	0.65%	0.65%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	0.65	%††	0.65%	0.65%††
Ratio of Net Investment Income to Average Net Assets	0.70	%††	1.26%	1.45%††
Portfolio Turnover	45	%‡	150%	94%‡

*	Per unit data calculated using average shares method.
†

Total return is for the period indicated and has not been annualized for periods less than a year. Total return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

††	Annualized.
‡	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
(1)	Commenced operations on January 24, 2022.
(2)

Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for that period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS GLOBAL POLICY

OPPORTUNITIES ETF

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year/Period

	Six Months Ended June 30, 2024 (Unaudited)		Year Ended December 31, 2023	Period Ended December 31, 2022(1)
Net Asset Value, Beginning of Period/Year	$26.02		$23.53	$25.00
Income (Loss) from Investment Operations:
Net Investment Income*	0.12		0.26	0.20
Net Realized and Unrealized Income (Loss) on Investments	1.06		2.48	(1.55)
Total from Investment Operations	1.18		2.74	(1.35)
Dividends and Distributions:
Net Investment Income	—		(0.25)	(0.12)
Total Dividends and Distributions	—		(0.25)	(0.12)
Net Asset Value, End of Period/Year	$27.20		$26.02	$23.53
Total Return†	4.53%		11.62%	(5.40)%
Net Assets End of Period/Year (Thousands)	$34,539		$34,864	$20,004
Ratios and Supplemental Data:
Ratio of Expenses to Average Net Assets	0.65	%††	0.65%	0.65%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	0.65	%††	0.65%	0.65%††
Ratio of Net Investment Income to Average Net Assets	0.91	%††	1.07%	0.91%††
Portfolio Turnover	31	%‡	74%	85%‡

*	Per unit data calculated using average shares method.
†

Total return is for the period indicated and has not been annualized for periods less than a year. Total return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

††	Annualized.
‡	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
(1)	Commenced operations on January 24, 2022.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET

MANAGEMENT

JUNE 30,2024

(Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 58 funds. The financial statements herein are those of the Strategas Macro Momentum ETF, Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF (each a “Fund” and together, the “Funds”). The investment objective of the Funds is to seek long-term capital appreciation. The Funds are classified as a “diversified” investment company and operate as an exchange traded fund (“ETF”). Strategas Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Funds. Vident Advisory, LLC (the “Sub-Adviser”), a Delaware limited liability company, serves as sub-adviser. Prior to July 14, 2023, Vident Investment Advisory, LLC (“VIA” or the “Prior Sub-Adviser”) served as sub-adviser to Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF. Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF commenced operations on January 24, 2022. The Strategas Macro Momentum ETF commenced operations on April 3, 2024. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Shares of the Funds are listed and traded on the NYSE Arca (the "Exchange"), Inc. Market prices for the Fund shares ("Shares") may be different from their net asset value ("NAV"). The Fund issues and redeems Shares on a continuous basis, at NAV only in a large specified number of Shares, called "Creation Units." Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET

MANAGEMENT

JUNE 30,2024

(Unaudited)

assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET

MANAGEMENT

JUNE 30,2024

(Unaudited)

transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely- than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET

MANAGEMENT

JUNE 30,2024

(Unaudited)

As of and during the period ended June 30, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended June 30, 2024, the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of any estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from estimated amounts.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. To the extent applicable, the Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gain (loss)

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET

MANAGEMENT

JUNE 30,2024

(Unaudited)

on investments and net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. Net realized gain (loss) on foreign currency transactions and net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the relevant Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash and Cash Equivalents — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Funds distribute their net investment income and any net realized capital gains at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem Shares at NAV and only in large blocks of Shares (each block of Shares for a Fund is a Creation Unit of 10,000 Shares, or multiples thereof).

Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (‘‘DTC’’) participant and, in each case, must have executed a Participant Agreement with SEI Investments Distribution Co. (the “Distributor”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees when buying or selling Shares. If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET

MANAGEMENT

JUNE 30,2024

(Unaudited)

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

The following table discloses the value/cost of one creation unit, creation transaction fee and redemption transaction fee for each transaction in a Creation Unit as of June 30, 2024:

	Creation Unit Shares	Creation Transaction Fee	Value at June 30, 2024	Redemption Transaction Fee
Strategas Macro Momemtum ETF	10,000	$150	$248,800	$150
Strategas Macro Thematic Opportunities ETF	10,000	$200	$261,900	$200
Strategas Global Policy Opportunities ETF	10,000	$750	$272,000	$750

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET

MANAGEMENT

JUNE 30, 2024

(Unaudited)

4. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended June 30, 2024, the Funds did not incur any fees for these services.

The Trust has adopted a Distribution Plan (the “Plan”) applicable to the Funds in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of each Fund as compensation for distribution and shareholder services. For the period ended June 30, 2024, the Funds did not incur any fees for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

Brown Brothers Harriman & Co. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement and Sub-Advisory Agreement:

The Adviser oversees the day-to-day operations of the Funds, subject to the oversight of the Board. The Adviser also arranges for sub-advisory, transfer agency, custody, fund administration, distribution and all other services necessary for the Funds to operate. Further, the Adviser continuously reviews, supervises, and administers the Funds’ investment program. In particular, the Adviser provides investment and operational oversight of the Sub-Adviser. The Board supervises the Adviser and establishes policies that the Adviser must follow in its day-to-day management activities. For its services to the Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.65% of the average daily net assets of each Fund. For its services to the Strategas Macro Momentum ETF, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.55% of the average daily net assets of the Fund

Under the investment advisory agreement between the Trust, on behalf of Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF, and the Adviser, the Adviser has agreed to pay all expenses incurred by each Fund except for the advisory fee, interest, taxes, brokerage commissions and other

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expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”). The Adviser, in turn, compensates the Sub-Adviser from the management fee it receives.

Under the terms of the investment advisory agreement for the Strategas Macro Momentum ETF, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. The agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors' Inner Circle Fund III (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on April 30, 2025. During the period ended June 30, 2024, the Funds did not incur any recoupments. Reimbursement of previously waived fees and reimbursed expenses would be recognized as Recovery of Investment Advisory fees previously waived in the Statements of Operations.

On September 26, 2023, the Adviser and the Sub-Adviser entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF. Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, pre- and post-trade compliance, and monitoring of Fund trading activity, subject to the oversight of the Adviser and the Board. The Sub-Advisory Agreement was amended and restated effective April 2, 2024 to include the Strategas Macro Momentum ETF as a fund to which investment sub-advisory services are performed.

For its services, the Sub-Adviser is entitled to a fee from the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 0.07% based on the average daily net assets of the respective Fund for assets up to $250 million, 0.065% based on the average daily net assets of each Fund when assets exceed $250 million, and 0.06% based on the average daily net assets of each Fund when assets exceed $500 million, subject to a minimum annual fee of $35,000.

As part of an acquisition transaction that resulted in the change in control of VIA, the Sub-Adviser replaced the Prior Sub-Adviser to Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF, effective as of July

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14, 2023. Prior to this date, the Prior Sub-Adviser served as subadvisor to Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF pursuant to an investment sub-advisory agreement entered into between the Adviser and the Prior Sub-Adviser (the “Prior Sub-Advisory Agreement”). The terms and fees of the Sub-Advisory Agreement are the same as the terms and fees of the Prior Sub-Advisory Agreement, except for the date.

There was no change in either Strategas Macro Thematic Opportunities ETF and Strategas Global Policy Opportunities ETF portfolio managers, investment objective, principal investment strategy, or investment policies in connection with the aforementioned acquisition transaction.

6. Investment Transactions:

For the period ended June 30, 2024, the purchases and sales of investment securities other than in-kind transactions, long-term U.S. Government and short- term investments, were as follows:

	Purchases	Sales
Strategas Macro Momentum ETF	$3,129,271	$2,960,659
Strategas Macro Thematic Opportunities ETF	23,161,070	28,720,822
Strategas Global Policy Opportunities ETF	10,955,716	11,096,433

For the period ended June 30, 2024, there were in-kind transactions associated with creation and redemptions were:

	Purchases	Sales	Realized Gain (Loss)
Strategas Macro Momentum ETF	$9,274,576	$223,263	$8,829
Strategas Macro Thematic Opportunities ETF	1,460,989	5,077,392	1,058,148
Strategas Global Policy Opportunities ETF	7,003,427	8,987,292	2,181,393

For the period ended June 30, 2024, there were no purchases or sales of long-term U.S. Government securities by the Funds.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly

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from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the differences arises.

The tax character of dividends and distributions declared during the fiscal year ended December 31, 2023 and December 31, 2022 were as follows:

	Ordinary Income	Total
Strategas Macro Thematic Opportunities ETF
2023	$961,155	$961,155
2022	567,168	567,168
Strategas Global Policy Opportunities ETF
2023	328,348	328,348
2022	101,830	101,830

As of December 31, 2023, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Post October Specified Loss	Capital Loss Carryforwards	Unrealized Appreciation	Other Temporary Differences	Total Distributable Earnings (Loss)
Strategas Global Macro Thematic Opportunities ETF	$—	$(10,572,554)	$5,598,234	$(32,531)	$(5,006,851)
Strategas Global Policy Opportunities ETF	(1,267)	(217,950)	2,399,394	2	2,180,179

Post October specified losses represent specified losses on investment transactions from November 1, 2023 to December 31, 2023, that, in accordance with Federal Income tax regulations, the Fund(s) may elect to defer and treat as having arisen in the following fiscal year.

For taxable years beginning after December 22, 2010, a registered investment company (“RIC”) is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these new provisions are as follows:

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	Short-Term Loss	Long-Term Loss	Total
Strategas Macro Thematic Opportunities ETF	$10,440,827	$131,727	$10,572,554
Strategas Global Policy Opportunities ETF	217,950	—	217,950

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at June 30, 2024, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Strategas Macro Momentum ETF	$8,979,320	$387,706	$(212,943)	$174,763
Strategas Macro Thematic Opportunities ETF	54,409,254	13,428,530	(751,552)	12,676,978
Strategas Global Policy Opportunities ETF	32,143,796	3,627,862	(1,858,944)	1,768,918

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, investments in passive foreign investment companies, and REITs which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. For the Strategic Global Policy Opportunities ETF, the difference in unrealized appreciation is attributable to Foreign Capital Gains Tax Payable.

8. Concentration of Risks:

As with all management investment companies, a shareholder of the Funds are subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ NAV and ability to meet their investment objective.

Active Management Risk (All Funds) - The success of each Fund’s strategy is dependent on the Adviser’s ability and its stock selection process to correctly identify the Fund’s investments. The portfolio securities selected by the Adviser may decline in value or not increase in value when the stock market in general is rising, in which case the Fund could experience losses regardless of the overall performance of the U.S. equity market.

Business Development Companies (“BDCs”) Risk (Strategas Macro Momentum ETF) - Investments in closed-end funds that are BDCs may be subject to a high degree of risk. BDCs typically invest in small and medium-sized companies that may

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET

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not have access to public equity markets for capital raising. As a result, a BDC’s portfolio typically will include a substantial amount of securities purchased in private placements, and the portfolio may carry risks similar to those of a private equity or venture capital fund. Securities that are not publicly registered may be difficult to value and may be difficult to sell at a price representative of their intrinsic value.

Depositary Receipts Risk (Strategas Macro Momentum ETF) - Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based.

Emerging Market Company Risk (Strategas Global Policy Opportunities ETF) - Investments in emerging market companies are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign companies. Unlike more established markets, emerging markets may have governments that are less stable and economies that are less developed. Furthermore, future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. The Fund considers an emerging market company to be a company designated as from an emerging market country by the MSCI All Country World Index.

Equity Market Risk (All Funds) – The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stockholders such as the Fund.

ETF Risks (All Funds) – The Funds are ETFs and, as a result of this structure, they are exposed to the following risks.

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Trading Risk – Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

Limited Authorized Participants, Market Makers and Liquidity Providers Risk – Because the Funds are ETFs, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Foreign Company Risk (Strategas Global Policy Opportunities ETF) – Investing in foreign companies poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Currency Risk (Strategas Global Policy Opportunities ETF) – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET

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Geographic Focus Risk (Strategas Global Policy Opportunities ETF) – To the extent that it focuses its investments on a particular country or geographic region outside the U.S., the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

European Risk – The Fund has significant exposure to securities of issuers located in the European region. As a result, the Fund is more exposed to the economic and political risks of Europe and of the European countries in which it invests. Any adverse economic or political events in Europe may cause the Fund’s investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Countries in Europe will be significantly affected by the fiscal and monetary controls of the EU. Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the Euro, the default or threat of default by an EU member country on its sovereign debt, and recessions among European countries may have a significant adverse effect on the economies of other European countries. In addition, one or more countries may abandon the Euro and/or withdraw from the EU, such as the U.K.’s formal exit on January 31, 2020. While the U.K left the EU single markets and customs union under the terms of a new trade agreement effective December 31, 2020, there is still considerable uncertainty relating to the potential consequences associated with the U.K.’s exit and whether the exit will increase the likelihood of other countries also departing the EU.

On February 24, 2022, Russia launched a large-scale invasion of Ukraine, significantly amplifying already existing geopolitical tensions. Russia’s actions and the resulting responses by the United States and other countries could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia, certain Russian individuals, banking entities and corporations, and Belarus as a response to Russia’s invasion of Ukraine and may impose sanctions on other countries. The extent and duration of the war in Ukraine and the longevity and severity of sanctions remain unknown, but they could have a significant adverse impact on the European economy as well as the price and availability of certain commodities, including oil and natural gas, throughout the world. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of the Fund, even if the Fund does not have direct exposure to securities of Russian issuers.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET

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Gold Risk (Strategas Macro Momentum ETF) – Price movements in gold may fluctuate quickly and dramatically, have a historically low correlation with the returns of the stock and bond markets, and may not correlate to price movements in other asset classes. Some factors that impact the price of gold include, but are not limited to, overall market movements, changes in interest rates, changes in the global supply and demand for gold, the quantity of gold imports and exports, factors that impact gold production, such as drought, floods and weather conditions, technological advances in the processing and mining of gold, an increase in the hedging of precious metals, such as gold, and changes in economic and/or political conditions, including regulatory developments.

Inflation Risk (All Funds) – Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline. Measures of inflation have increased to levels not experienced in several decades. Uncertainty regarding the magnitude of interest rate increases, and the ability of the Federal Reserve to successfully control inflation, may negatively impact asset prices and increase market volatility.

Investments in Investment Company Risk (Strategas Macro Momentum ETF) - When the Fund invests in an investment company, including closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, the lack of liquidity in an ETF could result in its share price being more volatile than that of the underlying portfolio securities. Certain closed-end investment companies issue a fixed number of shares that trade on a stock exchange at a premium or a discount to their net asset value (“NAV”). As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Large Capitalization Risk (All Funds) – The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Liquidity Risk (All Funds) – The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET

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Lobbying Focused Investments Risk (Strategas Global Policy Opportunities ETF) – The Adviser’s investment process utilizes lobbying intensity as the primary input when selecting securities for the Fund’s portfolio. The Adviser does not consider a company’s traditional financial metrics when constructing the Fund’s portfolio. A company’s financial performance is determined by a number of factors, and the degree to which a company engages in lobbying activities may have little or no impact on whether the company performs well or poorly financially. Further, a company may be lobbying due to a threat to its operations created by proposed or anticipated regulations and if such lobbying efforts are unsuccessful and the regulations are adopted, the regulations could lead to increased operational costs or other effects causing underperformance. Companies with significant lobbying expenditures may underperform companies with lower lobbying expenditures. The Fund may forego some market opportunities available to funds that do not focus on securities of companies with significant lobbying activity, and therefore the Fund may underperform such other funds. Additionally, U.S. federal law imposes obligations on companies to disclose certain information on lobbying spend. If the law were to change in a manner so as to limit or eliminate such disclosures, it could have a material, negative impact on the Adviser’s ability to gather information regarding corporate lobbying spend.

Macro-Momentum Investing Strategy Risk (Strategas Macro Momentum ETF) – The Adviser selects securities for the Fund’s portfolio pursuant to a macro momentum investment strategy. The value of the Fund may decline if, among other reasons, securities selected for inclusion in the Fund’s portfolio due to their security characteristics that the Adviser believes are most highly correlated to a macro momentum strategy do not perform as anticipated, the Adviser fails to identify or declines to include in the Fund’s portfolio profitable companies that would have been beneficial to a macro momentum portfolio, or other investment strategies generally outperform a macro momentum strategy of investing based on a variety of factors..

Macro-Thematic Trend Investing Strategy Risk (Strategas Macro Thematic Opportunities ETF) – The Adviser select securities for the Fund’s portfolio pursuant to a macro-thematic trend investment strategy. The value of the Fund may decline if, among other reasons, macro-thematic trends believed to be beneficial to the Fund do not develop as anticipated or maintain over time, securities selected for inclusion in the Fund’s portfolio due to their security characteristics that the Adviser believes are most highly correlated to a macro-thematic trend do not perform as anticipated, the Adviser fails to identify or declines to include in the Fund’s portfolio profitable companies that would have been beneficial to a macro-thematic trend, or other investment strategies generally outperform macro-thematic trends investing based on a variety of factors.

Master Limited Partnerships (MLPs) Risk (Strategas Macro Momentum ETF) – MLPs are limited partnerships in which the ownership units are publicly traded. MLPs

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often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

Methodology Risk (Strategas Global Policy Opportunities ETF) – The Adviser’s methodology to determine a company’s “lobbying intensity” is derived from publicly available lobbying data filed and disclosed pursuant to the LDA. To the extent that a company fraudulently or accidently reports incorrect lobbying expenditures, such data may affect the Adviser’s methodology and cause securities of a company to be included in or excluded from the Fund’s portfolio when such securities otherwise would have been excluded or included, respectively. Further, there may be ways to influence legislation or public policy that may not be legally classified as “lobbying” or reported as such pursuant to the LDA. Additionally, the LDA only covers U.S. federal lobbying and does not include state or local lobbying or the lobbying of foreign governments. To the extent that the data disclosed pursuant to the LDA does not fully capture all lobbying expenditures or is otherwise incomplete, the Adviser’s methodology may be affected and result in securities of companies being included or excluded in the portfolio of the Fund that otherwise may have been excluded or included, respectively. The exclusion or inclusion of such securities may negatively affect the value of the Fund’s portfolio.

New Fund Risk (Strategas Macro Momentum ETF) – Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Portfolio Turnover Risk (All Funds) – Due to its investment strategy, a Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect a Fund’s performance.

REITs Risk (Strategas Macro Momentum ETF) – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating

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expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Sector Focus Risk (All Funds) – Because the Funds may, from time to time, be more heavily invested in particular sectors, the value of their shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, each Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. The Funds’ sector exposures may change over time, as macroeconomic, market, sector and company-specific conditions change.

Consumer Discretionary Sector Risk (Strategas Global Policy Opportunities ETF) – The Fund has significant exposure to securities of issuers in the consumer discretionary sector. The manufacturing segment of the consumer discretionary sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the consumer discretionary sector. The performance of companies operating in the consumer discretionary sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes also can affect the demand for, and success of, consumer products and services in the marketplace. Moreover, the consumer discretionary sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Healthcare Sector Risk (Strategas Global Policy Opportunities ETF) – The Fund has significant exposure to securities of issuers in the healthcare sector. Companies in the healthcare sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines, and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the healthcare sector can also be significantly affected by product liability claims, rapid obsolescence of products or services, and patent expirations, as well as government approval of products and services.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET

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Industrials Sector Risk (Strategas Global Policy Opportunities ETF) – The Fund has significant exposure to securities of issuers in the industrials sector. The Fund is subject to the risk that the securities of issuers in the industrials sector will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the industrials sector. The prices of the securities of companies operating in the industrials sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk (Strategas Global Policy Opportunities ETF) – The Fund has significant exposure to securities of issuers in the information technology sector. The information technology sector has been among the most volatile sectors of the stock market. Because the Fund’s investments are significantly exposed to companies in the information technology sector, its performance will be significantly affected by developments in that sector. The information technology sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. Companies in the information technology sector involve greater risk because their revenue and/or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain companies in the information technology sector may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of information technology stocks than it does in other sectors. Fund investments may decline dramatically in value if anticipated products or services are delayed or cancelled. The risks associated with companies in the information technology sector are magnified in the case of small-cap technology companies.

Materials Sector Risk (Strategas Global Policy Opportunities ETF) – The Fund has significant exposure to securities of issuers in the materials sector. The materials sector includes companies that manufacture chemicals, construction materials, glass, paper, forest products and related packaging products, and metals, minerals and mining companies, including producers of steel. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the materials sector. The prices of the securities of companies operating in the materials sector may fluctuate widely

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET

MANAGEMENT

JUNE 30,2024

(Unaudited)

due to the level and volatility of commodity prices, the exchange value of the U.S. dollar, supply chain disruptions, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Shareholder Concentration Risk (All Funds) – A large percentage of each Fund’s shares are held by a small number of shareholders, including persons and entities related to the Adviser. A large redemption by one or more of these shareholders could materially increase a Fund’s transaction costs, which would negatively impact the Fund’s performance and could cause adverse tax consequences for the remaining shareholders of the Fund.

Small and Medium Capitalization Companies Risk (All Funds) – The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Tax Risk (Strategas Macro Momentum ETF) – Income from certain ETPs that invest in commodities and other non-security based asset classes, as well as direct investments in such alternative asset classes such as gold, may not be qualifying income for purposes of the qualifying income test that must be met by the Fund in order to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund will seek to restrict its income from direct investments in such alternative investments that do not generate qualifying income to a maximum of 10% of its gross income (when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a RIC under the Code. However, there is no guarantee that the Fund will be successful in this regard. If the Fund fails to qualify as a RIC and to avail itself of certain relief provisions, it would be subject to tax at the regular corporate rate without any deduction for distributions to shareholders, and its distributions would generally be taxable as dividends. Please see the Fund’s Statement of Additional Information (the “SAI”) for a more detailed discussion, including the availability of certain relief provisions for certain failures by the Fund to qualify as a RIC. The tax treatment of certain commodity investments and other non-security based instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions. The Fund’s pursuit of its investment objective will potentially be limited by the Fund’s intention to qualify for treatment as

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS ASSET

MANAGEMENT

JUNE 30,2024

(Unaudited)

a RIC. The Fund can make certain investments, the treatment of which is unclear under the Code and could adversely affect the Fund’s ability to qualify as a RIC.

U.S. Government Securities Risk (Strategas Macro Momentum ETF) – Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources. Therefore, such obligations are not backed by the full faith and credit of the U.S. Government.

Valuation Risk (All Funds) – The risk that a security may be difficult to value. A Fund may value certain securities at a price higher than the price at which they can be sold. This risk may be especially pronounced for investments that are illiquid or may become illiquid.

9. Other:

At June 30, 2024, all shares issued by the Funds were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Fund). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Funds’ Distributor.

10. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO

MOMENTUM ETF

JUNE 30,2024

(UNAUDITED)

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT
(FORM N-CSRS ITEM 11)

Advisory Agreement

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory and sub-advisory agreements (the “Agreements”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on March 26–27, 2024 to decide whether to approve the Agreements for initial two-year terms. In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreements for initial two-year terms.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations; (iv) the Fund’s proposed advisory fee to be paid to the Adviser and the Sub-Adviser and overall fees and operating expenses compared with a peer group of funds; (v) the Adviser’s and the Sub-Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vi) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (vii) the Adviser’s and the Sub-Adviser’s investment experience; (viii) the Adviser’s rationale for introducing the Fund as well as the Fund’s proposed objective and strategy; and (ix) the Adviser’s rationale for recommending the Sub-Adviser.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fee and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management, the Adviser and the Sub-Adviser.

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO

MOMENTUM ETF

JUNE 30,2024

(UNAUDITED)

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Fund, approved the Agreements. In considering the approval of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; and (ii) the fees to be paid to the Adviser and the Sub-Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services to be provided by the Adviser and the Sub-Adviser to the Fund, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance histories and compliance programs. The Trustees reviewed the terms of the proposed Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s proposed investment and risk management approaches for the Fund. The Trustees considered that the Adviser would supervise and monitor the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were publicly available to the Board, and the response of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser and the Sub-Adviser to the Fund, was available to the Board in the meeting materials.

The Trustees also considered other services to be provided to the Fund by the Adviser and the Sub-Adviser, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser and the Sub-Adviser would be satisfactory.

Investment Performance of the Funds and the Adviser

In considering the advisory fee payable by the Fund to the Adviser, as well as the fees payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information, as

THE ADVISORS’ INNER CIRCLE FUND III	STRATEGAS MACRO

MOMENTUM ETF

JUNE 30,2024

(UNAUDITED)

well as the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Trustees also considered that the Adviser, not the Fund, would pay the Sub-Adviser pursuant to the sub-advisory agreement and that the fee payable to the Sub-Adviser would reflect an arms-length negotiation between the Adviser and the Sub-Adviser. The Trustees evaluated both the fee that would be payable under the sub-advisory agreement and the portion of the fee under the advisory agreement that would be retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser and the Sub-Adviser. The Board also considered the Adviser’s and the Sub-Adviser’s commitment to managing the Fund and the Adviser’s willingness to enter into an expense limitation and fee waiver arrangement with the Fund.

Costs of Advisory Services, Profitability and Economies of Scale

Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser or the Sub-Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser or the Sub-Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s or the Sub-Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser or the Sub-Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreements.

Approval of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreements for initial terms of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Strategas ETFs

c/o SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

855-457-3637

Investment Adviser

Strategas Asset Management, LLC 52

Vanderbilt Avenue, 19th Floor

New York, NY 10017

Sub-Adviser

Vident Advisory, LLC

1125 Sanctuary Parkway, Suite 515

Alpharetta, GA 30009

Administrator

SEI Investments Global Funds Services One

Freedom Valley Drive

Oaks, PA 19456

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive Oaks,

PA 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

STR-SA-001-0200

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

No remuneration was paid by the company during the period covered by the report to any Officers of the Trust, other than as disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: September 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: September 6, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: September 6, 2024